Impairment Charges and Impairment of Joint Venture Investments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment charges measured on a fair value on a non - recurring basis
Unconsolidated joint venture investments, losses	$ 2,921,000	$ 227,000	$ 184,584,000
Fair Value, Measurements, Nonrecurring [Member]
Impairment charges measured on a fair value on a non - recurring basis
Long-lived assets - held and used and held for sale	212,000,000	229,200,000	251,600,000
Fair value of assets measured on non recurring basis Losses	125,800,000	171,900,000	154,700,000
Unconsolidated joint venture investments, fair value disclosure	5,500,000	0	96,600,000
Unconsolidated joint venture investments, losses	2,900,000	200,000	184,600,000
Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impairment charges measured on a fair value on a non - recurring basis
Long-lived assets - held and used and held for sale	0	0	0
Unconsolidated joint venture investments, fair value disclosure	0	0	0
Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impairment charges measured on a fair value on a non - recurring basis
Long-lived assets - held and used and held for sale	0	0	0
Unconsolidated joint venture investments, fair value disclosure	0	0	0
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impairment charges measured on a fair value on a non - recurring basis
Long-lived assets - held and used and held for sale	212,000,000	229,200,000	251,600,000
Unconsolidated joint venture investments, fair value disclosure	$ 5,500,000	$ 0	$ 96,600,000